Loan Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Loan Payable
4.	Loan payable

On August 1, 2013, the Company entered into a line of credit agreement with a third party, enabling the Company to borrow up to $50,000, at 8% per annum, with related amounts being due on demand. During the twelve months ended December 31, 2014, the third party agreed to increase the maximum principal amount to $85,000. As at December 31, 2014, the amount outstanding under this line of credit was $59,868, with accrued interest of $4,270.

Unaudited Interim [Member]
Loan Payable
10.	Loan Payable

(a)

On August 1, 2013, Axiom Corp. entered into a line of credit agreement with a third party, enabling the Company to borrow up to $50,000, at 8% per annum, with related amounts being due on demand. During 2014, the third party agreed to increase the maximum principal amount to $85,000, however no amount was borrowed as of December 31, 2014. In the nine months ended September 30, 2015 the third party made additional advances under the line of credit. As at September 30, 2015, the amount outstanding under this line of credit was $73,068 with accrued interest of $8,610. In addition to the line of credit the third party advanced $74,967 to the Company’s trust account in connection with the Share Exchange Agreement described in Note 1. This latter amount was repaid in April, 2015.

(b)	On September 11, 2015 the Company received $200,000 via the issuance of a non-interest bearing demand note. The note was repaid subsequent to September 30, 2015 as described in Note 14. The Company paid $10,000 in legal and administration fees in connection with this note.